Ordinary shares (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended						0 Months Ended			12 Months Ended		0 Months Ended								12 Months Ended			0 Months Ended			12 Months Ended
	Nov. 01, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 03, 2013	Jul. 20, 2011 Baidu	Jul. 20, 2011 Ordinary shares USD ($)	Jul. 20, 2011 Ordinary shares CNY	Dec. 31, 2013 Ordinary shares USD ($)	Nov. 01, 2013 Ordinary shares	Jul. 20, 2011 Ordinary shares Baidu	Mar. 04, 2013 Ordinary shares Investors USD ($)	Jul. 20, 2011 11,495,000 shares USD ($)	Jul. 20, 2011 17,721,821 shares USD ($)	Jul. 20, 2011 Convertible preferred shares CNY	Nov. 01, 2013 ADSs USD ($)	Jul. 03, 2013 Class A item	Jul. 20, 2011 Class A USD ($)	Dec. 31, 2013 Class A item	Nov. 01, 2013 Class A	Dec. 31, 2012 Class A	Nov. 01, 2013 Class B USD ($)	Jul. 03, 2013 Class B item	Jul. 20, 2011 Class B USD ($)	Dec. 31, 2013 Class B item	Nov. 21, 2013 Class B USD ($)	Dec. 31, 2012 Class B
Ordinary shares
Number of shares issued upon conversion									63,699,680	63,699,680
Distributions to convertible preferred shareholders																	1,337,604
Number of shares subject to the declared dividends															11,495,000	17,721,821
Dividends declared (in dollars per share)									$ 3.4074						$ 1.6113	$ 3.4074				$ 1.6113						$ 3.5475
Total dividends declared to ordinary shareholders										509,810
Non-employee CERH Fees (in dollars per unit)									$ 3.4074
Non-employee CERH Fees										41,435
Percentage of escrowed amount on distributions								15.00%
Lock-in period of escrowed amount								18 months
Total distributions paid		766	4,638	12,266	74,256	1,529,662
Number of shares subscribed													181,402,116	21,662,296				12,612,800						1,000,000
Issue price per share (in dollars per share)														$ 2.6313
Share price (in dollars per share)																		$ 15.00						$ 5.00				$ 5
Number of underlying shares represented by one ADR																								3			3
Number of ordinary shares outstanding		0	0	181,402,116	181,402,116							342,183,204									302,850,254	302,850,254	0	39,332,950			39,332,950		0
Total consideration of shares subscribed	$ 194,200		354,586			1,680,039								$ 57,000
Purchased shares represented as a percentage of total ordinary shares														7.14%
Redemption price (in dollars per share)		$ 0.000		$ 1.45533							$ 1.45533
Percentage of shareholders to be exercised by investors for redemption request of ordinary share											80.00%
Number of business days from redemption request within which company need to reissue shares to each other than redeeming investors											3 days
Redesignation of issued ordinary shares to Class A ordinary shares							203,064,412
Redesignation of redeemable ordinary shares to Class A ordinary shares							100,280,392
Redesignation of authorized but unissued ordinary shares to Class B ordinary shares							496,655,196
Number of class B ordinary shares to be issued upon conversion of class A ordinary shares		1	1				1
Number of votes per common share held																			3		3				1		1